CAPITAL LEASES (Details) (USD $)						1 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2011		Dec. 31, 2010 Vessels		Dec. 31, 2011 Methane Princess Lease	Apr. 30, 2004 Golar Winter Lease	Dec. 31, 2011 Golar Winter Lease	Apr. 30, 2004 Golar Winter Lease Capital lease obligations	Dec. 31, 2011 Grand Lease	Dec. 31, 2011 Grand Lease Interest rate swap	Dec. 31, 2010 Grand Lease Interest rate swap	Apr. 30, 2008 Grand Lease Capital lease obligations	Dec. 31, 2011 Vessels and equipment Vessels	Apr. 30, 2003 Vessels and equipment Vessels
Components of capital leases:
Total long-term obligations under capital leases	$ 405,843,000	[1]	$ 411,875,000	[1]
Less: current portion of obligations under capital leases	(5,909,000)		(5,766,000)
Long term obligations under capital leases	399,934,000		406,109,000
Number of leased shipping vessels			3										3	5
Future minimum payments due:
2012	26,148,000				6,985,000		10,002,000		9,161,000
2013	26,387,000				7,273,000		10,002,000		9,112,000
2014	26,610,000				7,551,000		10,002,000		9,057,000
2015	26,890,000				7,844,000		10,002,000		9,044,000
2016	27,188,000				8,142,000		10,002,000		9,044,000
2017 and thereafter	587,736,000				244,180,000		155,032,000		188,524,000
Total minimum lease payments	720,959,000				281,975,000		205,042,000		233,942,000
Less: Imputed interest	(315,116,000)				(133,265,000)		(85,672,000)		(96,179,000)
Present value of minimum lease payments	405,843,000				148,710,000		119,370,000		137,763,000
Debt instrument, maturity term								28 years				30 years
Maximum percentage of leased asset value allowed for lease termination						80.00%
Notional amount of interest rate derivatives										$ 61,000,000	$ 66,000,000

[1]	The fair value hierachy is only applicable to each financial instrument on the consolidated balance sheets that are recorded at fair value on a recurring basis.